Intangible assets, net	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Intangible assets, net [Abstract]
Intangible assets, net

Note 7 Intangible assets, net

The amounts allocated to intangible assets from acquisitions includes customer relationships and software. The following table shows the amortization activity of intangible assets:

	As of March 31, 2023			As of December 31, 2022
	Gross carrying amount	Accumulated amortization	Net	Gross carrying amount	Accumulated amortization	Net
Customer relationships	12,587,657	(7,026,378)	5,561,279	12,585,004	(5,978,395)	6,606,609
Software platform	5,622,053	(3,748,035)	1,874,018	5,622,053	(3,279,532)	2,342,521
Non compete agreement	1,830,236	(180,516)	1,649,720	1,830,236	(90,258)	1,739,978
	20,039,946	(10,954,929)	9,085,017	20,037,293	(9,348,185)	10,689,108

Amortization expense of intangible assets for the three months ended March 31, 2023 and 2022 was $1,604,313 and $1,284,343, respectively.

As of March 31, 2023, the estimated amortization schedule for the Company’s intangible assets for future periods is set out below:

2023 (April to December)	4,798,619
2024	2,570,106
2025	1,073,202
2026	366,047
2027	277,043
Total future amortization expense	9,085,017

9    Intangible assets, net

The amounts allocated to intangible assets from acquisitions includes customer relationships and software. The following table shows the amortization activity of intangible assets:

	As of December 31, 2022			As of December 31, 2021
	Gross carrying amount	Accumulated amortization	Net	Gross carrying amount	Accumulated amortization	Net
Customer relationships	12,585,004	(5,978,395)	6,606,609	9,792,428	(2,492,570)	7,299,858
Software platform	5,622,053	(3,279,532)	2,342,521	5,622,053	(1,405,513)	4,216,540
Non compete agreement	1,830,236	(90,258)	1,739,978
	20,037,293	(9,348,185)	10,689,108	15,414,481	(3,898,083)	11,516,398

On October 3, 2022, the Company entered into an asset purchase agreement with BehaveGuru Pty. Ltd. which is engaged in the business data driven marketing, audience curation and management services. The Company acquired customer contracts, brand name, and a couple of employees. In addition, the agreement also provided for non-competition and non-solicitation for a period of five years and non-disparagement.

The transaction was accounted for as an asset acquisition. The purchase price was AUD 7,170,000 (approximately $4,633,256), which was determined based on the settlement of its existing receivables equivalent to AUD 5,820,000 (approximately$3,808,099) and the remaining balance in cash. Of the total purchase price, $2,803,020 was allocated to customer relationships with a useful life of three years, and $1,830,236 to non-compete agreement with a useful life of five years. No goodwill was recorded, and the Company’s acquisition-related costs were not material.

Amortization expense for the years ended December 31, 2022 and 2021 was $5,456,537 and $3,870,820, respectively.

As of December 31, 2022, the estimated amortization schedule for the Company’s intangible assets for future periods is set out below:

2023	6,407,164
2024	2,570,106
2025	1,070,002
2026	366,047
2027	275,789
Total future amortization expense	10,689,108